Deposits - Deposit Account Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amount
Non-interest bearing checking	$ 1,517,399	$ 1,438,030
Money market	1,465,028	1,241,691
Savings	1,985,871	2,021,312
Total savings	623,444	652,501
Total term certificate accounts	2,852,337	2,742,615
Total deposits	$ 8,444,079	$ 8,096,149
Weighted Average Rate
Money market	2.59%	2.82%
Total savings	0.47%	0.75%
Northfield Bancorp, Inc. [Member]
Amount
Negotiable orders of withdrawal and interest-bearing checking	$ 1,421,244	$ 1,286,154
Non-interest bearing checking	736,249	706,976
Total transaction	2,157,493	1,993,130
Money market	275,483	272,145
Savings	858,600	904,163
Total savings	1,134,083	1,176,308
Under $250,000	582,192	844,360
$250,000 or more	142,041	124,679
Total term certificate accounts	724,233	969,039
Total deposits	$ 4,015,809	$ 4,138,477
Weighted Average Rate
Negotiable orders of withdrawal and interest-bearing checking	2.06%	2.11%
Total transaction	1.36%	1.36%
Money market	1.84%	1.87%
Savings	1.40%	1.71%
Total savings	1.51%	1.75%
Under $250,000	3.41%	4.10%
$250,000 or more	3.47%	4.26%
Total certificates of deposit	3.42%	4.12%
Total deposits	1.77%	2.12%